Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenues
Revenues	¥ 247,639,205	$ 34,879,253	¥ 130,557,589	¥ 93,949,939
Online marketing services and others
Revenues
Revenues	153,540,553	21,625,735	102,931,095	79,809,490
Transaction services
Revenues
Revenues	¥ 94,098,652	$ 13,253,518	¥ 27,626,494	¥ 14,140,449